Lease liabilities - Disclosure of reconciliation of liabilities arising from financing activities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest Accrual	R$ 806,008	R$ 625,906	R$ 556,781
Aircraft and engines [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average rate	8.20%
Others [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average rate	7.64%
Right Of Use Leases With Purchase Option [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Weighted average rate	6.15%
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
December 31, 2018	R$ 8,919,746
Additions	4,208,390
Payments	(2,174,468)
Interest Accrual	806,008
Disposals	(25,054)
Foreign exchange	371,999
December 31,2019	12,106,621	8,919,746
Lease liabilities [member] | Aircraft and engines [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
December 31, 2018	7,725,397
Additions	4,153,314
Payments	(1,865,472)
Interest Accrual	726,613
Disposals	(24,775)
Foreign exchange	331,057
December 31,2019	11,046,134	7,725,397
Lease liabilities [member] | Others [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
December 31, 2018	82,545
Additions	22,888
Payments	(39,008)
Interest Accrual	8,628
Disposals	(279)
Foreign exchange	(2,544)
December 31,2019	72,230	82,545
Lease liabilities [member] | Right Of Use Leases With Purchase Option [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
December 31, 2018	1,111,804
Additions	32,188
Payments	(269,988)
Interest Accrual	70,767
Foreign exchange	43,486
December 31,2019	R$ 988,257	R$ 1,111,804